Restatement of Previously Issued Financial Statements (Tables)	3 Months Ended
Dec. 31, 2020
Restatement of Previously Issued Financial Statements
Schedule of Error Corrections and Prior Period Adjustments [Table Text Block]

	As of December 31, 2020
		Restatement
	As Previously Reported	Adjustment	As Restated

Balance Sheet
Total assets	$261,273,723	$—	$261,273,723
Liabilities and stockholders’ equity
Total current liabilities	$210,349	$—	$210,349
Deferred underwriting commissions		—	—
Derivative warrant liabilities	—	22,415,255	22,415,255
Total liabilities	210,349	22,415,255	22,625,604
Class A common stock, $0.0001 par value; shares subject to possible redemption	256,063,370	(22,415,260)	233,648,110
Stockholders’ equity
Preferred stock – $0.0001 par value	—	—	—
Class A common stock – $0.0001 par value	27	224	251
Class B common stock – $0.0001 par value	647	—	647
Additional paid-in-capital	5,158,732	4,058,122	9,216,854
Accumulated deficit	(159,402)	(4,058,341)	(4,217,743)
Total stockholders’ equity	5,000,004	5	5,000,009
Total liabilities and stockholders’ equity	$261,273,723	$—	$261,273,723

	Period From September 23, 2020 (Inception) Through December 31, 2020
	As Previously	Restatement
	Reported	Adjustment	As Restated

Statement of Operations
Loss from operations	$(159,260)	$—	$(159,260)
Other (expense) income:
Financing costs – derivative warrant liabilities	—	(168,086)	(168,086)
Change in fair value of derivative warrant liabilities	—	(3,890,255)	(3,890,255)
Net loss from investments held in Trust Acount	(142)	—	(142)
Total other (expense) income	(142)	(4,058,341)	(4,058,483)
Net loss	$(159,402)	$(4,058,341)	$(4,217,743)

Basic and Diluted weighted-average Class A common shares outstanding	25,615,056	(43,225)	25,571,831
Basic and Diluted net income per Class A common shares	$—	—	$—
Basic and Diluted weighted-average Class B common shares outstanding	5,762,948	4,863	5,767,811
Basic and Diluted net loss per Class B common shares	$(0.03)	$(0.70)	$(0.73)

	Period From September 23, 2020 (Inception) Through December 31, 2020
		Restatement
	As Previously Reported	Adjustment	As Restated

Statement of Cash Flows
Net cash used in operating activities	(812,522)	—	(812,522)
Net cash used in investing activities	(258,750,000)	—	(258,750,000)
Net cash provided by financing activities	261,326,846	—	261,326,846
Net change in cash	$1,764,324	$—	$1,764,324